Intangible assets - Summary of Changes in Intangible Assets and Goodwill (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		₨ 36,410		₨ 35,970
Charge for the year		1,305	$ 17	1,166	₨ 1,145
Intangible assets and goodwill		39,724	524	36,410	35,970
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		40,014		38,393	38,327
Additions during the year		124		350	79
Acquisition of subsidiaries				1,338
Asset acquisition		4,547
Disposal of subsidiaries		(11)
Adjustments during the year	[1]	(11)
Capitalised during the year		(9)		(67)	(13)
Intangible assets and goodwill		44,654		40,014	38,393
Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		3,604		2,423	1,263
Charge for the year		1,305		1,166	1,145
Disposal of subsidiaries		4
Amortisation capitalised during the year		25		15	15
Intangible assets and goodwill		4,930		3,604	2,423
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		140		85
Intangible assets and goodwill		176	2	140	85
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		272		179	160
Additions during the year		89		86	19
Acquisition of subsidiaries				7
Disposal of subsidiaries		(8)
Adjustments during the year	[1]	2
Intangible assets and goodwill		355		272	179
Computer software | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		132		94	64
Charge for the year		26		23	30
Disposal of subsidiaries		4
Amortisation capitalised during the year		25		15
Intangible assets and goodwill		179		132	94
Customer contracts
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	[2]	24,580		24,418
Intangible assets and goodwill	[2]	27,846	367	24,580	24,418
Customer contracts | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	[2]	28,048		26,744	26,744
Acquisition of subsidiaries	[2]			1,304
Asset acquisition	[2]	4,547
Disposal of subsidiaries	[2]	(3)
Intangible assets and goodwill	[2]	32,592		28,048	26,744
Customer contracts | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	[2]	3,468		2,326	1,197
Charge for the year	[2]	1,278		1,142	1,114
Amortisation capitalised during the year	[2]				15
Intangible assets and goodwill	[2]	4,746		3,468	2,326
Development rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		32		33
Intangible assets and goodwill		31	0	32	33
Development rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		36		36	36
Intangible assets and goodwill		36		36	36
Development rights | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		4		3	2
Charge for the year		1		1	1
Intangible assets and goodwill		5		4	3
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		7
Intangible assets and goodwill		7	0	7
Other intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		7
Acquisition of subsidiaries				7
Intangible assets and goodwill		7		7
Other intangible assets | Amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Charge for the year		0
Intangible assets and goodwill		0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		11,596		11,381
Intangible assets and goodwill		11,596	153	11,596	11,381
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		11,596		11,381	11,381
Additions during the year				215
Intangible assets and goodwill		11,596		11,596	11,381
Intangible asset under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		55		53
Intangible assets and goodwill		68	$ 1	55	53
Intangible asset under development | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		55		53	6
Additions during the year		35		49	60
Acquisition of subsidiaries				20
Adjustments during the year	[1]	(13)
Capitalised during the year		(9)		(67)	(13)
Intangible assets and goodwill		₨ 68		₨ 55	₨ 53

[1]	Adjustment of INR 2 (March 31, 2021: INR Nil, March 31, 2020: INR Nil) pertains to actualisation of provisional capitalisation.
[2]	Remaining life of customer contracts ranges from 16 to 22 years as on March 31, 2022 (March 31, 2021: 17 to 23 years, March 31, 2020: 18 to 24 years)